Trade payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade payables
Schedule of trade payables

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Payables	4,115	4,102
Invoices to be received	4,963	4,006
Total Trade payables	9,078	8,108